Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 345	$ 94	$ 66
Prepaid expenses and other current assets	28	28	38
Total current assets	373	122	104
Property and equipment, net	54	56	68
Software development costs, net (Note 3)	792	639	451
Total assets	1,219	817	623
Current liabilities
Accounts payable and accrued expenses	1,390	1,039	518
Deposits on common stock subscriptions (Note 4)	138	586	586
Stockholder payable (Note 5)	5,259	4,470	3,370
Total current liabilities	6,787	6,095	4,474
Long-term Liabilities
Note payable - related party (Note 6)	1,285	1,285	1,285
Interest payable related party (Note 6)	155	107	43
SBA loan (Note 7)	45	0
Total liabilities	8,272	7,487	5,802
Commitments and contingencies (Notes 8, 10, and 11)	0	0	0
Stockholders' deficit (Note 4)
Common stock value	16,424	14,816	13,699
Non-controlling interest	(2,425)	(2,332)	(2,178)
Accumulated deficit	(21,052)	(19,154)	(16,700)
Total stockholders' deficit	(7,053)	(6,670)	(5,179)
Total liabilities and stockholders' deficit	$ 1,219	$ 817	$ 623